Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.56%
Communication services: 8.92%
Entertainment: 1.24%
Liberty Media Corp.-Liberty Formula One Class C†	6,584	$452,913
Live Nation Entertainment, Inc.†	4,780	404,054
Netflix, Inc.†	1,651	716,006
Take-Two Interactive Software, Inc.†	2,880	409,536
World Wrestling Entertainment, Inc. Class A	1,717	165,776
		2,148,285
Interactive media & services: 6.73%
Alphabet, Inc. Class A†	23,518	3,202,446
Alphabet, Inc. Class C†	32,110	4,410,309
Meta Platforms, Inc. Class A†	13,634	4,034,164
		11,646,919
Media: 0.95%
Fox Corp. Class A	35,431	1,171,349
Trade Desk, Inc. Class A†	5,940	475,378
		1,646,727
Consumer discretionary: 12.93%
Automobile components: 0.13%
Mobileye Global, Inc. Class A†	6,304	223,855
Broadline retail: 4.49%
Amazon.com, Inc.†	51,787	7,147,124
MercadoLibre, Inc.†	459	629,913
		7,777,037
Hotels, restaurants & leisure: 1.89%
Airbnb, Inc. Class A†	1,590	209,165
Booking Holdings, Inc.†	46	142,831
Chipotle Mexican Grill, Inc.†	858	1,653,057
Hilton Worldwide Holdings, Inc.	4,465	663,722
Starbucks Corp.	6,159	600,133
		3,268,908
Household durables: 1.39%
Lennar Corp. Class A	10,647	1,267,952
PulteGroup, Inc.	13,787	1,131,361
		2,399,313
Specialty retail: 3.76%
AutoZone, Inc.†	506	1,280,853
Home Depot, Inc.	839	277,122
O’Reilly Automotive, Inc.†	1,912	1,796,706
TJX Cos., Inc.	12,538	1,159,514
Ulta Beauty, Inc.†	4,827	2,003,350
		6,517,545
See accompanying notes to portfolio of investments
Allspring Diversified Large Cap Growth Portfolio | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 1.27%
Deckers Outdoor Corp.†	1,752	$926,966
lululemon athletica, Inc.†	2,377	906,255
NIKE, Inc. Class B	3,637	369,919
		2,203,140
Consumer staples: 2.24%
Beverages: 0.86%
Celsius Holdings, Inc.†	3,402	666,928
Constellation Brands, Inc. Class A	1,351	352,016
Monster Beverage Corp.†	8,241	473,116
		1,492,060
Consumer staples distribution & retail : 0.83%
Costco Wholesale Corp.	2,601	1,428,677
Food products: 0.55%
Archer-Daniels-Midland Co.	12,009	952,314
Energy: 2.46%
Energy equipment & services: 0.65%
Halliburton Co.	29,187	1,127,202
Oil, gas & consumable fuels: 1.81%
Chevron Corp.	6,870	1,106,757
ConocoPhillips	9,596	1,142,212
Devon Energy Corp.	17,331	885,441
		3,134,410
Financials: 8.48%
Banks: 1.40%
Citigroup, Inc.	15,444	637,683
Citizens Financial Group, Inc.	21,789	612,925
JPMorgan Chase & Co.	8,047	1,177,517
		2,428,125
Capital markets: 3.27%
BlackRock, Inc.	745	521,902
Goldman Sachs Group, Inc.	3,000	983,130
Moody’s Corp.	1,592	536,186
S&P Global, Inc.	5,044	1,971,498
Tradeweb Markets, Inc. Class A	11,817	1,021,343
Virtu Financial, Inc. Class A	32,992	618,270
		5,652,329
Financial services: 3.47%
Mastercard, Inc. Class A	11,210	4,625,694
Visa, Inc. Class A	5,638	1,385,144
		6,010,838
See accompanying notes to portfolio of investments
2 | Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Insurance: 0.34%
Kinsale Capital Group, Inc.	1,456	$580,405
Health care: 13.30%
Biotechnology: 4.79%
AbbVie, Inc.	6,220	914,091
Alnylam Pharmaceuticals, Inc.†	2,219	438,963
Amgen, Inc.	4,734	1,213,513
Argenx SE ADR†	1,214	610,023
Exact Sciences Corp.†	9,560	799,885
Karuna Therapeutics, Inc.†	872	163,727
Regeneron Pharmaceuticals, Inc.†	1,392	1,150,474
Sarepta Therapeutics, Inc.†	3,416	413,370
Seagen, Inc.†	1,399	288,292
United Therapeutics Corp.†	3,961	888,690
Vertex Pharmaceuticals, Inc.†	4,053	1,411,822
		8,292,850
Health care equipment & supplies: 4.28%
Boston Scientific Corp.†	35,255	1,901,655
Edwards Lifesciences Corp.†	13,751	1,051,539
Hologic, Inc.†	10,895	814,292
Intuitive Surgical, Inc.†	6,582	2,058,060
Penumbra, Inc.†	1,490	394,105
Shockwave Medical, Inc.†	2,131	469,651
Stryker Corp.	2,526	716,247
		7,405,549
Health care providers & services: 1.28%
AmerisourceBergen Corp.	7,212	1,269,168
UnitedHealth Group, Inc.	1,980	943,628
		2,212,796
Health care technology: 0.87%
Veeva Systems, Inc. Class A†	7,239	1,510,779
Pharmaceuticals: 2.08%
Eli Lilly & Co.	4,492	2,489,467
Pfizer, Inc.	23,274	823,434
Zoetis, Inc.	1,518	289,194
		3,602,095
Industrials: 8.44%
Aerospace & defense: 0.69%
HEICO Corp.	4,865	820,774
TransDigm Group, Inc.†	419	378,713
		1,199,487
Air freight & logistics: 0.19%
United Parcel Service, Inc. Class B	1,974	334,396
See accompanying notes to portfolio of investments
Allspring Diversified Large Cap Growth Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Building products: 0.95%
Carrier Global Corp.	23,207	$1,333,242
Trex Co., Inc.†	4,400	314,028
		1,647,270
Commercial services & supplies: 1.52%
Copart, Inc.†	58,528	2,623,810
Construction & engineering: 1.29%
EMCOR Group, Inc.	5,588	1,253,109
Quanta Services, Inc.	3,509	736,434
WillScot Mobile Mini Holdings Corp.†	6,096	250,058
		2,239,601
Electrical equipment: 1.04%
Eaton Corp. PLC	2,417	556,804
nVent Electric PLC	21,850	1,235,399
		1,792,203
Ground transportation: 1.11%
Uber Technologies, Inc.†	40,569	1,916,074
Machinery: 1.28%
AGCO Corp.	8,201	1,062,275
Fortive Corp.	14,708	1,159,726
		2,222,001
Professional services: 0.37%
Verisk Analytics, Inc.	2,607	631,468
Information technology: 36.53%
Communications equipment: 1.59%
Arista Networks, Inc.†	14,113	2,755,281
IT services: 0.47%
MongoDB, Inc. Class A†	1,700	648,210
Shopify, Inc. Class A†	2,500	166,225
		814,435
Semiconductors & semiconductor equipment: 10.49%
Advanced Micro Devices, Inc.†	16,381	1,731,799
Allegro MicroSystems, Inc.†	6,243	238,795
Applied Materials, Inc.	8,047	1,229,260
Broadcom, Inc.	1,920	1,771,949
Marvell Technology, Inc.	10,676	621,877
Microchip Technology, Inc.	39,951	3,269,590
Monolithic Power Systems, Inc.	1,409	734,385
NVIDIA Corp.	14,468	7,140,681
ON Semiconductor Corp.†	13,019	1,281,851
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,523	142,507
		18,162,694
See accompanying notes to portfolio of investments
4 | Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Software: 17.92%
Adobe, Inc.†	2,551	$1,426,876
Cadence Design Systems, Inc.†	4,938	1,187,293
Crowdstrike Holdings, Inc. Class A†	3,809	620,981
Datadog, Inc. Class A†	5,907	569,907
Dynatrace, Inc.†	16,098	775,924
Fair Isaac Corp.†	865	782,470
Fortinet, Inc.†	28,431	1,711,831
Intuit, Inc.	1,265	685,390
Microsoft Corp.	43,576	14,282,470
Oracle Corp.	29,715	3,577,389
Palo Alto Networks, Inc.†	7,524	1,830,589
Salesforce, Inc.†	1,942	430,075
ServiceNow, Inc.†	2,938	1,729,983
Tyler Technologies, Inc.†	1,547	616,371
VMware, Inc. Class A†	593	100,087
Workday, Inc. Class A†	2,819	689,245
		31,016,881
Technology hardware, storage & peripherals: 6.06%
Apple, Inc.	55,828	10,488,406
Materials: 3.26%
Chemicals: 1.81%
CF Industries Holdings, Inc.	10,371	799,293
Linde PLC	6,037	2,336,561
		3,135,854
Metals & mining: 1.45%
Nucor Corp.	6,994	1,203,667
Reliance Steel & Aluminum Co.	4,581	1,305,402
		2,509,069
Real estate: 2.00%
Real estate management & development: 0.53%
CoStar Group, Inc.†	11,195	917,878
Retail REITs : 0.66%
Simon Property Group, Inc.	10,114	1,147,838
Specialized REITs : 0.81%
Equinix, Inc.	492	384,439
Weyerhaeuser Co.	30,858	1,010,599
		1,395,038
Total common stocks (Cost $99,413,695)		170,611,842
See accompanying notes to portfolio of investments
Allspring Diversified Large Cap Growth Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.34%
Investment companies: 1.34%
Allspring Government Money Market Fund Select Class♠∞		5.26%	2,321,409	$2,321,409
Total short-term investments (Cost $2,321,409)				2,321,409
Total investments in securities (Cost $101,735,104)	99.90%			172,933,251
Other assets and liabilities, net	0.10			180,778
Total net assets	100.00%			$173,114,029

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,071,110	$12,814,106	$(11,563,807)	$0	$0	$2,321,409	2,321,409	$19,541
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini S&P 500	38	9-15-2023	$855,801	$858,040	$2,239	$0
See accompanying notes to portfolio of investments
6 | Allspring Diversified Large Cap Growth Portfolio

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Diversified Large Cap Growth Portfolio | 7

Notes to portfolio of investments—August 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$15,441,931	$0	$0	$15,441,931
Consumer discretionary	22,389,798	0	0	22,389,798
Consumer staples	3,873,051	0	0	3,873,051
Energy	4,261,612	0	0	4,261,612
Financials	14,671,697	0	0	14,671,697
Health care	23,024,069	0	0	23,024,069
Industrials	14,606,310	0	0	14,606,310
Information technology	63,237,697	0	0	63,237,697
Materials	5,644,923	0	0	5,644,923
Real estate	3,460,754	0	0	3,460,754
Short-term investments
Investment companies	2,321,409	0	0	2,321,409
	172,933,251	0	0	172,933,251
Futures contracts	2,239	0	0	2,239
Total assets	$172,935,490	$0	$0	$172,935,490
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments.  All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of August 31, 2023, $59,360 was segregated as cash collateral for these open futures contracts.
For the three months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
8 | Allspring Diversified Large Cap Growth Portfolio